JPMorgan SmartRetirement® 2060 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.5%
Fixed Income — 7.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,211	12,762
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,159	38,276
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	291	1,870
JPMorgan High Yield Fund Class R6 Shares (a)	508	3,362
Total Fixed Income		56,270
International Equity — 10.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	214	7,003
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,058	18,797
JPMorgan International Equity Fund Class R6 Shares (a)	2,502	52,765
Total International Equity		78,565
U.S. Equity — 48.5%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	1,985	84,343
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	91	5,483
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	240	5,319
JPMorgan Small Cap Value Fund Class R6 Shares (a)	181	5,362
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,389	88,459
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,967	88,477
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,027	84,302
Total U.S. Equity		361,745
Total Investment Companies (Cost $374,373)		496,580
Exchange-Traded Funds — 31.8%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	35	3,485
JPMorgan Realty Income ETF (a)	204	10,417
Total Alternative Assets		13,902
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	71	3,362
International Equity — 25.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	587	23,834
JPMorgan Global Select Equity ETF (a)	1,094	68,566
JPMorgan International Research Enhanced Equity ETF (a)	1,486	98,088
Total International Equity		190,488
U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	314	29,672
Total Exchange-Traded Funds (Cost $194,948)		237,424
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $880)	882	881

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c) (Cost $15,580)	15,580	15,580
Total Investments — 100.5% (Cost $585,781)		750,465
Liabilities in Excess of Other Assets — (0.5)%		(3,696)
NET ASSETS — 100.0%		746,769

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	219	12/20/2024	USD	12,839	796

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$237,424	$—	$—	$237,424
Investment Companies	496,580	—	—	496,580

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$881	$—	$881
Short-Term Investments
Investment Companies	15,580	—	—	15,580
Total Investments in Securities	$749,584	$881	$—	$750,465
Appreciation in Other Financial Instruments
Futures Contracts	$796	$—	$—	$796
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$22,228	$2,255	$2,176	$97	$1,430	$23,834	587	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3,229	30	255	31	450	3,485	35	25	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	27,234	1,307	902	35	1,998	29,672	314	86	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,959	292	—	— (b)	111	3,362	71	57	—
JPMorgan Core Bond Fund Class R6 Shares (a)	11,395	864	—	—	503	12,762	1,211	123	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,192	2,589	—	—	1,495	38,276	5,159	448	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,679	103	—	—	88	1,870	291	26	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	6,471	423	199	8	300	7,003	214	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	17,438	985	796	40	1,130	18,797	1,058	—	—
JPMorgan Global Select Equity ETF (a)	62,940	4,269	1,112	12	2,457	68,566	1,094	—	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	76,247	7,901	1,704	67	1,832	84,343	1,985	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	2,999	245	—	—	118	3,362	508	56	—
JPMorgan International Equity Fund Class R6 Shares (a)	48,412	2,120	510	9	2,734	52,765	2,502	—	—
JPMorgan International Research Enhanced Equity ETF (a)	90,103	5,596	2,624	32	4,981	98,088	1,486	—	—
JPMorgan Realty Income ETF (a)	9,548	—	597	(20)	1,486	10,417	204	57	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	5,055	288	348	22	466	5,483	91	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	4,841	380	95	3	190	5,319	240	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	4,613	1,569	1,228	33	375	5,362	181	19	—

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Equity Fund Class R6 Shares (a)	$80,144	$4,246	$559	$3	$4,625	$88,459	3,389	$162	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c)	14,071	34,631	33,122	—	—	15,580	15,580	182	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	80,081	5,672	1,632	21	4,335	88,477	1,967	228	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	77,124	5,159	5,786	317	7,488	84,302	2,027	—	—
Total	$683,003	$80,924	$53,645	$710	$38,592	$749,584		$1,469	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2024.
*	Non-income producing security.